Offsetting of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [abstract]
Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements
The financial instruments subject to offsetting, master netting agreements and similar agreements as of December 31, 2024 and 2023 are as follows:

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.24	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	5,629,415	—	5,629,415	(4,050,966)	1,578,449
Transfers from customers of other banks(*)	79,748,440	(7,549,202)	72,199,238	(30,257,540)	41,941,698
Consumption of foreign cards(*)	49,880,317	—	49,880,317	(16,761,918)	33,118,399
Total	135,258,172	(7,549,202)	127,708,970	(51,070,424)	76,638,546
Financial Liabilities
Derivate Instruments	4,741,593	—	4,741,593	(4,050,966)	690,627
Transfers from customers of other banks(**)	40,249,552	(7,549,202)	32,700,350	(30,257,540)	2,442,810
Consumption of foreign cards(**)	16,761,918	—	16,761,918	(16,761,918)	—
Total	61,753,063	(7,549,202)	54,203,861	(51,070,424)	3,133,437
(*) Included within Loans and Other Financing.
(**) Included within Other Non-financial Liabilities.

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.23	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	17,606,446	—	17,606,446	(12,589,754)	5,016,692
Transfers from customers of other banks(*)	45,192,225	—	45,192,225	(26,584,027)	18,608,198
Consumption of foreign cards(*)	27,176,890	—	27,176,890	(4,364,694)	22,812,196
Total	89,975,561	—	89,975,561	(43,538,475)	46,437,086
Financial Liabilities
Derivate Instruments	14,083,858	—	14,083,858	(12,589,756)	1,494,102
Transfers from customers of other banks(**)	26,584,027	—	26,584,027	(26,584,027)	—
Consumption of foreign cards(**)	4,364,694	—	4,364,694	(4,364,694)	—
Total	45,032,579	—	45,032,579	(43,538,477)	1,494,102
(*) Included within Loans and Other Financing.
(**) Included within Other Non-financial Liabilities.